UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus New Jersey Municipal Money Market Fund, Inc.
Statement of Investments
April 30, 2005 (Unaudited)

	Principal
Tax Exempt Investments--100.0%	Amount ($)		Value ($)

Bayshore Regional Sewer Authority
Sewer Revenue, Refunding
5%, 5/1/2005 (Insured; MBIA)	1,100,000		1,100,106
Bergen County Improvement Authority, MFHR
VRDN (Kentshire Apartments Project)
3% (Insured; FNMA and Liquidity Facility; FNMA)	9,000,000	a	9,000,000
Bernards Township, GO Notes, BAN
3%, 9/16/2005	2,000,000		2,005,650
Camden County Improvement Authority, VRDN:
Health Care Redevelopment Revenue
(Cooper Health System Project)
3.10% (LOC; Commerce Bank N.A.)	7,000,000	a	7,000,000
Revenue (Congregation Beth-El)
3.04% (LOC; Commerce Bank N.A.)	2,015,000	a	2,015,000
Cumberland County, GO Notes, BAN
2.50%, 5/16/2005	10,500,000		10,502,367
Essex County Improvement Authority
Private Schools Revenue, VRDN
(The Children's Institute Project)
3.06% (LOC; Wachovia Bank)	1,490,000	a	1,490,000
Hopatcong Borough, GO Notes, BAN
3%, 9/23/2005	1,822,000		1,831,250
Hudson County, GO Notes, BAN
3%, 9/21/2005	3,850,000		3,868,506
Jefferson Township, GO Notes, BAN
3.25%, 2/3/2006	2,168,300		2,182,816
Middlesex County Improvement Authority, LR
Guaranteed Capital Equipment Program
2%, 6/15/2005	1,345,000		1,345,000
Monmouth County Improvement Authority
LR, Refunding, Correctional Facilities
4.375%, 8/1/2005	710,000		714,640
Township of Mount Laurel, GO Notes, BAN
3%, 6/24/2005	1,300,000		1,302,362
State of New Jersey, GO Notes, TAN
3%, 6/24/2005	20,920,000		20,945,255
New Jersey Economic Development Authority:
Industrial Revenue, CP (Keystone/Logan)
2.07%, 5/12/2005 (LOC; BNP Paribas)	5,000,000		5,000,000
LR, Refunding
(State Office Buildings Project)
3%, 6/15/2005 (Insured; FSA)	1,000,000		1,001,408
VRDN:
EDR:
(A. F. L. Quality Inc. Project)
3.03% (LOC; Bank of America)	1,100,000	a	1,100,000
(Institute of Electrical Engineers)
3.01% (LOC; Wachovia Bank)	2,675,000	a	2,675,000
(Kenwood USA Corp. Project)
3% (LOC; The Bank of New York)	6,000,000	a	6,000,000
(Meridian Assisted Living Shrewsbury)
3.03% (Insured; FNMA and Liquidity Facility;
FNMA)	5,250,000	a	5,250,000
(Office Center Associates Project)
3% (LOC; Bank of America)	1,800,000	a	1,800,000
(The Center School Project)
3% (LOC; Bank of America)	1,200,000	a	1,200,000
Refunding:

(Jewish Community Metropolitan West)
3.01% (LOC; Wachovia Bank)	1,000,000	a	1,000,000
(Mount Olive Industry Realty Co.)
3.05% (LOC; The Bank of New York)	4,000,000	a	4,000,000
(R. Realty Co. Project)
3.01% (LOC; Wachovia Bank)	1,665,000	a	1,665,000
(Republic Services Inc. Project)
3.03% (LOC; Bank of America)	2,000,000	a	2,000,000
(Stamato Realty LLC Project)
3.05% (LOC; Valley National Bank)	4,130,000	a	4,130,000
(Superior Bakers Inc.)
3% (LOC; PNC Bank N.A.)	2,135,000	a	2,135,000
Industrial Revenue:
(Buchanan and Zweigle Project)
3.11% (LOC; Wachovia Bank)	2,555,000	a	2,555,000
(Economic Growth Program):
3.05%, Series D-1 (LOC; Wachovia Bank)	145,000	a	145,000
3.05%, Series E (LOC; Wachovia Bank)	1,000,000	a	1,000,000
(Falcon Safety Products Project)
3% (LOC; PNC Bank N.A.)	2,670,000	a	2,670,000
(RFC Container Co. Inc.)
3% (LOC; PNC Bank N.A.)	1,195,000	a	1,195,000
LR
(Somerset Hills YMCA Project)
3.04% (LOC; Commerce Bank N.A.)	4,000,000	a	4,000,000
Manufacturing Facilities Revenue
(Rennoc Corp./Santa's Best Project)
3% (LOC; ABN-AMRO)	1,105,000	a	1,105,000
Recreational Revenue
(Young Men's Christian Association)
3.06% (LOC; Wachovia Bank)	1,475,000	a	1,475,000
Revenues:
(Catholic Charities)
3.01% (LOC; Wachovia Bank)	1,415,000	a	1,415,000
(CPC Behavioral Health Care)
3.06% (LOC; Wachovia Bank)	3,595,000	a	3,595,000
(Developmental Disabilities)
3.06% (LOC; Wachovia Bank)	2,515,000	a	2,515,000
(Four Woodbury Mews Project)
3.05% (LOC; Bank of America)	6,600,000	a	6,600,000
(Parke Place Associates Project)
3.14% (LOC; Commerce Bank N.A.)	1,395,000	a	1,395,000
(Three Woodbury Mews Project)
3.05% (LOC; Bank of America)	9,525,000	a	9,525,000
School Revenue:
Refunding (Blair Academy)
3.01% (LOC; Wachovia Bank)	5,540,000	a	5,540,000
(Stuart Country Day School)
3.05% (LOC; Allied Irish Bank PLC)	5,200,000	a	5,200,000
Special Facilities Revenue
(Port Newark Container LLC)
3.02% (LOC; Citibank N.A.)	25,000,000	a	25,000,000
Thermal Energy Facilities Revenue
(Thermal Energy Limited)
3% (LOC; Bank One)	1,800,000	a	1,800,000
Water Facilities Revenue
Refunding (United Water New Jersey Project)
3.17% (Insured; AMBAC and Liquidity Facility;
The Bank of New York)	1,865,000	a	1,865,000
New Jersey Health Care Facilities Financing Authority
Revenue:
Refunding (Saint Clare's Hospital)
3%, 7/1/2005 (Insured; MBIA)	1,895,000		1,898,139
VRDN:
(RWJ Health Care Corp.)

3.05% (LOC; Commerce Bank N.A.)	25,680,000	a	25,680,000
(Saint Mary's Hospital)
2.99% (LOC; Valley National Bank)	1,100,000	a	1,100,000
New Jersey Housing and Mortgage Finance Agency
VRDN:
Revenue, Merlots Program 3.10% (Insured; MBIA
and Liquidity Facility; Wachovia Bank)	1,335,000	a	1,335,000
SFHR:
3.09%	6,420,000	a	6,420,000
3.09% (Liquidity Facility; Dexia Credit Locale)	13,400,000	a	13,400,000
New Jersey Transit Corporation
COP 5.25%, 9/15/2005 (Insured; AMBAC)	1,000,000		1,012,029
New Jersey Transportation Trust Fund Authority
Revenue (Transportation System)
6%, 12/15/2005 (Insured; MBIA)	1,000,000		1,022,145
New Jersey Turnpike Authority
Turnpike Revenue, VRDN
Merlots Program 3.05% (Insured; MBIA
and Liquidity Facility; Wachovia Bank)	7,700,000	a	7,700,000
Newark Housing Authority, MFHR, VRDN
3.12% (Liquidity Facility; Merrill Lynch)	4,560,000	a	4,560,000
North Plainfield, GO Notes, BAN
3%, 6/29/2005	2,600,000		2,605,162
Passaic County Utilities Authority
Sewer Revenue, Refunding
(Solid Waste System Project) 3.25%, 2/27/2006	2,000,000		2,012,097
Paterson, GO Notes, BAN
2.75%, 6/24/2005	10,000,000		10,012,339
Port Authority of New York and New Jersey:
Special Obligation Revenue
(John F. Kennedy International Air Terminal Project)
6%, 12/1/2005 (Insured; MBIA)	4,655,000		4,754,686
Transportation Revenue, CP:
3%, 5/3/2005 (Liquidity Facility: Bank of Nova
Scotia, JPMorgan Chase Bank and Lloyds TSB Bank)	3,535,000		3,535,000
2.40%, 5/19/2005 (Liquidity Facility: Bank of Nova
Scotia, JPMorgan Chase Bank and Lloyds TSB Bank)	12,620,000		12,620,000
VRDN:
Revenue:
3.04% (Insured; FGIC and Liquidity Facility;
BNP Paribas)	10,000,000	a	10,000,000
Putters Program 3.04% (Insured; MBIA and
Liquidity Facility; JPMorgan Chase Bank)	3,000,000	a	3,000,000
Special Obligation Revenue:
Merlots Program 3.10% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	2,395,000	a	2,395,000
Putters Program 3.04% (Insured; MBIA and
Liquidity Facility; JPMorgan Chase Bank)	3,000,000	a	3,000,000
(Versatile Structure Obligation):
3.04% (Liquidity Facility; Landesbank Hessen-
Thueringen Girozentrale)	19,500,000	a	19,500,000
3.06% (Liquidity Facility; Bayerische Landesbank)	2,200,000	a	2,200,000
Rahway Redevelopment Agency, Revenue
(Public Library Project) 1.95%, 10/29/2005	2,500,000		2,500,000
Red Bank Regional High School District, GO Notes
3%, 9/30/2005	1,500,000		1,507,360
Salem County Industrial Pollution Control Financing
Authority, VRDN:
Industrial Revenue
(E. I. Dupont de Nemours Project) 2.25%	2,100,000	a	2,100,000
PCR
Refunding (Atlantic City Electric Company)
2.98% (Insured; MBIA and Liquidity Facility;
The Bank of New York)	490,000	a	490,000
Union County Improvement Authority

Revenue, VRDN (Cedar Glen Housing Corp. Project)
3.05% (Insured; FNMA and Liquidity Facility; FNMA)	16,110,000	a	16,110,000
University of Medicine and Dentistry of New Jersey
College and University Revenue, VRDN
3.99% (Insured; AMBAC and Liquidity Facility;
Bank of America)	9,400,000	a	9,400,000
Township of Vernon, GO Notes, BAN
2.75%, 9/16/2005	2,500,000		2,504,937

Total Investments (cost $357,228,254)	100.0%	357,228,254
Cash and Receivables, Net	0.0%	75,882
Net Assets	100.0%	357,304,136

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation	LOC		Letter of Credit
BAN	Bond Anticipation Notes	LR		Lease Revenue
CP	Commercial Paper	MBIA		Municipal Bond Investors Assurance
COP	Certificate of Participation			Insurance Corporation
EDR	Economic Development Revenue	MFHR		Multi- Family Housing Revenue
FNMA	Federal National Mortgage Association	PCR		Pollution Control Revenue
FSA	Financial Security Assurance	SFHR		Single Family Housing Revenue
FGIC	Financial Guaranty Insurance Company	TAN		Tax Anticipation Notes
GO	General Obligation	VRDN		Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or	Standard & Poor's	Value (%)*

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	80.2
AAA, AA, A b		Aaa, Aa, A b		AAA, AA, A b	5.9
Not Rated c		Not Rated c		Not Rated c	13.9

100.0

* Based on total investments.
a Securities payable on demand. Variable interest rate-subject to periodic change.
b Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 17, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 17, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)